Other Receivables (Details) - Schedule of Other receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of other receivables [Abstract]
Government agencies	$ 29	$ 24
Prepaid expenses	70	124
Other	137	107
Total other receivables	$ 236	$ 255